Disclosure of exploration and evaluation assets by location (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Exploration and evaluation assets	$ 1,612,901	$ 1,841,966
Sweden [Member]
Statements Line Items
Exploration and evaluation assets	437,755	437,755
Turkey [Member]
Statements Line Items
Exploration and evaluation assets	232,547	232,547
USA [Member]
Statements Line Items
Exploration and evaluation assets	$ 942,599	$ 1,171,664